Accounts Receivable, Net (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivables [Line Items]
Total accounts receivable	$ 3,356,000,000	$ 2,900,000,000
Allowance for doubtful accounts	(27,000,000)	(41,000,000)
Total accounts receivable, net	3,329,000,000	2,859,000,000
Accounts Receivable (Amounts in Paragraphs)
Progress payments	5,700,000,000	5,400,000,000
Receivables expected to be collected in 2012	60,000,000
Receivables expected to be collected in 2013 and later	23,000,000
U.S. Government Sales including Foreign Military Sales
Accounts Receivables [Line Items]
Amounts billed	900,000,000	837,000,000
Recoverable costs and accrued profit on progress completed - unbilled	1,718,000,000	1,414,000,000
Total accounts receivable	2,618,000,000	2,251,000,000
Other Customers
Accounts Receivables [Line Items]
Amounts billed	280,000,000	308,000,000
Recoverable costs and accrued profit on progress completed - unbilled	458,000,000	341,000,000
Total accounts receivable	$ 738,000,000	$ 649,000,000